Equity	12 Months Ended
Dec. 31, 2022
Equity [abstract]
Equity	Equity
(a)Capital
On January 13, 2021, the Company carried out a share split of 117:1 (one hundred and seventeen for one). As a result, the share capital previously represented by 1,000,000 common shares, with a par value of US$ 0.001 each, totaling US$ 1 (one thousand dollars) was increased to 117,000,000 common shares. The share split has been applied retrospectively to all figures in the consolidated financial statements and notes regarding the number of shares and per share data as if the share split had been in effect for all years presented.
The Company’s Memorandum and Articles of Association (“Articles of Association”) authorizes the issuance of up to US$100,000, consisting of 1,000,000,000 shares of par value US$0.0001. Of those authorized shares, (i) 500,000,000 are designated as Class A common shares, (ii) 250,000,000 are designated as Class B common shares, and (iii) 250,000,000 are as yet undesignated and may be issued as common shares or shares with preferred rights. Class B common shares are entitled to 10 votes per share and Class A common shares are entitled to one vote per share.
The Company currently has a total of 147,192,930 common shares issued and outstanding, of which 54,247,500 Class A common shares compose the free float and 92,945,430 Class B common shares.
Conversion
The outstanding Class B common shares are convertible at any time as follows: (1) at the option of the holder, a Class B common share may be converted at any time into one Class A common share or (2) upon the election of the holders of a majority of the then-outstanding Class B common shares, all outstanding Class B common shares may be converted into a like number of Class A common shares. In addition, each Class B common share will convert automatically into one Class A common share upon any transfer, whether or not for value, except for certain transfers described in the Articles of Association, including transfers to affiliates, transfers to and between trusts solely for the benefit of the shareholder or its affiliates, and partnerships, corporations and other entities exclusively owned by the shareholder or its affiliates. Furthermore, each Class B common share will convert automatically into one Class A common share and no Class B common shares will be issued thereafter if, at any time, the total number of the issued and outstanding Class B common shares is less than 10% of the total number of shares outstanding.
Restrictions on transfer
Each of Patria Holdings Limited shareholders (which include entities beneficially owned by the founders of the Company and certain of the Company’s directors and executive officers) have agreed to lock-up restrictions that restricts the sale of shares in Patria Holdings Limited for a period of five years from the consummation of the IPO, except for lock-up restrictions applicable to shares beneficially owned by certain key management, which terminates in 2024. Any exception to these restrictions would require an amendment or waiver of such limitations among the shareholders of Patria Holdings Limited.
As part of the Moneda business combination, Moneda’s former partners have entered into a Moneda Lock-Up Agreement restricting them from selling any shares held by them, disclosing their intention to sell any shares held by them, converting Class B common shares into Class A common shares, entering into any derivative transactions or making any demand for the registration of any shares held by them. These restrictions are in place from the fifth anniversary of the Moneda acquisition's closing date until the earlier of (a) the Moneda former partner's termination of employment with the Group or its affiliates, and (b) the 60th day after the expiration of the relevant tax statute of limitations for 50% of the relevant collateral shares.
As of December 31, 2022 and December 31, 2021, the issued share capital was distributed as follows:

	2022		2021
	Shares	Capital (US$)	Shares	Capital (US$)
Total	147,192,930	14,720	147,192,930	14,720
Class A	54,247,500	5,425	54,247,500	5,425
Class B	92,945,430	9,295	92,945,430	9,295
19,147,500 Class A common shares were issued as part of the IPO (refer to note 1) and 11,045,430 Class B common shares were issued to Moneda’s former partners as part of the business combination transaction.
(b)Additional paid-in capital
The Additional Paid-in Capital amounts recorded as of December 31, 2022 and December 31, 2021 are presented below:

	2022	2021
Class A	299,078	299,078
Class B	186,102	186,102
Total	485,180	485,180
In relation to the 2021 financial year net proceeds from issuance of Class A common shares through the IPO amounted to US$ 302.7 million after deducting IPO transaction costs incurred in the direct issuance of equities of US$ 27 million. Further IPO cash transactional costs of US$4.3 million were incurred (including non-cash expenses of US$ 1.1 million). Additional Class B common shares issued as consideration for the Moneda business combination amounted to US$ 184.8 million.
(c)Dividends
Dividends are declared and paid to the Company’s shareholders on a pro-rata basis.
Dividends declared and paid by the Group to the Company’s shareholders for the year ended December 31, 2022, 2021 and 2020 were:

Shareholder	2022		2021		2020
		US$*		US$*		US$*
Class A	38,082	0.7020	38,462	0.7090	—	—
Class B	65,247	0.7020	58,067	0.6247	84,188	0.7196
Total	103,329	0.7020	96,529	0.6558	84,188	0.7196
(*)Per thousand shares after share split, see note 28(a).
Prior to the IPO, dividends were paid on a disproportional basis using a predetermined formula that considered adjusted net income and other adjustments agreed by the shareholders in the Group’s previous shareholders agreement valid at that time. For the year ended December 31, 2022, and December 31, 2021 (post the IPO) dividends were declared and paid to shareholders on a pro-rata basis.
(d)Share based incentive plan
The equity incentive programs under the long-term incentive plan (“LTIP”) is a restricted share plan in which eligible participants includes members of the Group’s management and its employees. Beneficiaries under the share based incentive plans, are granted rights to shares based on certain criteria (time and performance vesting conditions). The final eligibility of any beneficiary to participate in the LTIP is determined by the Committee, created and appointed by the Company’s board of directors to administer the equity incentive program.
Grant A
Grant A (vesting criteria for eligible participants commences from January 2022 in accordance with the terms of the LTIP) was approved and launched on November 28, 2022. Additional grants can be provided under Grant A.
The defined maximum number of shares under the new grant should not exceed 600,000. On December 1, 2022, 84,506 Performance Restricted Units (“PSUs”) were granted to eligible participants under Grant A and 16,902 PSUs to be further issued subject to the boost grant requirements being met. No PSUs were forfeited under Grant A for the year ended December 31, 2022.
IPO Grant
The IPO Grant was subject to the completion of the IPO registration and approved by the board of director’s meeting on May 19, 2021 and is closed to new participants. The IPO grant mirrors the vesting conditions of Grant A, excluding the commencement date and share price on grant date used for measuring achievement of time and vesting conditions.
The defined maximum number of shares under the IPO grant should not exceed 410,115 (289,183 PSUs on grant date and 120,932 PSUs to be further issued subject to the boost grant requirements being met) of the issued and outstanding shares of the Company. As of December 31, 2022, the outstanding number of PSUs, convertible into Class A common shares, granted under the share based incentive plan was 184,024 PSUs (105,159 PSUs forfeited following the resignation of certain participants of the IPO grant) to be settled at the vesting date (December 31, 2021: 210,314 PSUs outstanding after 78,869 PSUs were forfeited).

Set out below is summary of PSU activity for the year ended December 31, 2022.

	IPO Grant	Grant A
	Number of PSUs (in thousands)
Outstanding December 31, 2020	—	—
Granted	289	—
Forfeited	(79)	—
Outstanding December 31, 2021	210	—
Granted	—	85
Forfeited	(26)	—
Outstanding, December 31, 2022	184	85
The table above reflects the PSU activity for the year, ending December 31, 2022 and 2021. No shares were exercised, expired or vested during the period.
For the year ended December 31 2022, total PSU cumulative expenses were US$ 706 and US$ 25 for the IPO Grant and Grant A respectively (for the year ended December 31, 2021: US$ 764 and US$ nil). Total reserves held for future for equity-settled transaction was US$ 1,495. The intention of the Committee as of December 31, 2022 was to settle any future vesting through delivery of Class A common shares to participants.

LTIP	Grant date	Weighted-average fair value in US$
IPO grant	January 22, 2021	$15.95
Grant A	December 1, 2022	$9.15
The original weighted-average fair value of PSU shares was determined on the grant date and calculated based on the Monte Carlo simulation model, which incorporates the effects of the performance conditions on the fair value. Dividends were not considered separately in the model since the participants are compensated with more shares when dividends are distributed during the vesting period and because the Total Shareholder Return (“TSR”) performance condition already considers dividends distributed as part of the calculation.
(e)Earnings per share (basic and diluted)
Basic earnings per share have been calculated based on the Group's consolidated net income for the year attributable to the holders of the Company’s common shares.
Share based incentive plan
Diluted earnings per share are impacted by the share incentive plan as disclosed under note 28 (d). The dilutive effect is dependent on whether vesting conditions are deemed to be met as of the reporting date. As of December 31, 2022 and 2021, the TSR performance condition was not met.
Moneda
The Group has assessed the potential dilution on earnings per thousand shares based on issuing Class A common shares rather than cash to potentially settle any contingent consideration payable to Moneda at the end of the contingency period. Events to satisfy the net revenue growth and net income margin conditions related to the contingent consideration have not yet occurred.
VBI
The Group further assessed the potential dilution on earnings per share based on issuing Class A common shares to acquire the non-controlling interest of VBI per the VBI call option (note 12(d) to be settled in a combination of cash consideration and Class A common shares (the equity portion of consideration will be a maximum of 50% of the total value). Call options on the shares held by non-controlling shareholders have been excluded from the calculation of diluted earnings per share as their inclusion would be anti-dilutive for the year ended December 31, 2022. The VBI call option could potentially dilute basic earnings per share in the future.
Igah
The Group included within basic weighted average impact from the number of Class A common shares to be issued over the next 12 months to the selling shareholders of Igah as equity consideration for the acquisition of Igah. The impact from Igah Option arrangements to be settled in Class A common shares were included in the diluted earnings per share
There are no further outstanding financial instruments or agreements convertible into potentially dilutive common shares in the reporting years.

	2022	2021	2020
Net income for the year attributable to the Owners of the Company	92,957	122,476	62,209
Basic weighted average number of shares	147,221,698	135,983,968	117,000,000
Basic earnings per thousand shares	0.63141	0.90066	0.53170
Diluted weighted average number of shares	147,226,334	135,983,968	117,000,000
Diluted earnings per thousand shares	0.63139	0.90066	0.53170
(f)Cumulative Translation Adjustments
The Company translates the financial information of its subsidiaries from their functional currency to U.S. dollars, which is the Company’s and the Group’s presentation currency. The effects of the translation are accounted for and presented on Equity under the caption “Cumulative Translation Adjustments.”
(g)Non-controlling interests
As of December 31, 2022, the Group had one subsidiary with non-controlling interests from the acquisition of 50% of VBI Real Estate Gestão de Carteiras S.A. on July 1, 2022 (note 29). As of December 31, 2021, the Group had no non-controlling interests in subsidiaries.

		Equity(*)			Income (Loss) (*)
	Interest	2022	2021	2020	2022	2021	2020
Non-controlling interest in Patria Investimentos Ltda	49%	—	—	1,758	—	(1,285)	(369)
Non-controlling interest in VBI Real Estate Gestão de Carteiras S.A.	50%	(39,330)	—	—	1,147	—	—
*From June 1, 2021 Patria Investments Limited holds 100% of Patria Investimentos Ltda.
Set below is summarized financial information for the VBI subsidiary that has non-controlling interests. The amounts disclosed are before inter-company eliminations.

Summarized Condensed Statement of Financial Position	VBI
December 31, 2022
Current assets	6,647
Current liabilities	(3,703)
Current net assets	2,944

Non-current assets	27,425
Non-current liabilities	(605)
Non-current net assets	26,820

Net assets	29,764

Summarized Condensed Income Statement and Condensed Statement of Comprehensive Income	VBI	Allocated to NCI
	6 month period between July 1, 2022 and December 31, 2022	6 month period between July 1, 2022 and December 31, 2022
	2022
Net revenue from services	5,406	2,703
Revenue from management fees	5,858	2,929
Taxes on revenue	(452)	(226)

Personnel expenses	(1,008)	(504)
Amortization of intangible assets	(630)	(315)
General and administrative expenses	(766)	(383)
Share of profits of associates	(125)	(63)
Net financial income/(expenses)	125	63

Income before income tax	3,002	1,501

Income taxes	(708)	(354)
Current	(608)	(304)
Deferred	(100)	(50)
Net income for the period	2,294	1,147
Other comprehensive income	—	1,284
Total comprehensive income	2,294	2,431

VBI – Non-controlling interest	VBI
December 31, 2022

Net assets and proportion of share of identifiable assets on acquisition	13,729
Net income since acquisition	1,147
Gross obligation under put option	(55,490)
Cumulative translation adjustment	1,284
Accumulated NCI	(39,330)

Gross obligation – non-controlling interest

The VBI business combination includes a VBI put option arrangement related to the non-controlling interest of VBI as disclosed in notes 12 (d) and 29. The amounts payable under the option arrangement are recognized as a financial instrument reflecting the present value of the expected gross obligation payable under the VBI put option and included under non-controlling interest in the Consolidated Statement of Changes in Equity.

As of December 31, 2022, the gross obligation had a present value of US$60.9 million. The value of the premium received from non-controlling interest shareholders for the VBI put option amounted to US$5.4 million resulting in US$55.5 million recorded within non-controlling interest.